Document and Entity Information	Jun. 15, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 15, 2021
Entity Registrant Name	ATI PHYSICAL THERAPY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39439
Entity Tax Identification Number	85-1408039
Entity Address, Address Line One	790 Remington Boulevard
Entity Address, City or Town	Bolingbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60440
City Area Code	630
Local Phone Number	296-2223
Entity Information, Former Legal or Registered Name	Fortress Value Acquisition Corp. II
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001815849
Former Address [Member]
Entity Information [Line Items]
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value of $0.0001 per share
Trading Symbol	FAII
Security Exchange Name	NYSE
Units, each consisting of one share of Class A common stock and one-fifth of one redeemable warrant [Member]
Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-fifth of one redeemable warrant
Trading Symbol	FAII.U
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share [Member]
Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	FAII WS
Security Exchange Name	NYSE